Condensed Financial Information of New Borun - Condensed Balance Sheets (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONDENSED BALANCE SHEETS
Amount of restricted paid-in-capital, capital surplus and statutory reserves	$ 166,506,700	¥ 1,155,056,979		¥ 1,148,685,884
Current assets
Cash	114,650,290	795,329,065	$ 71,447,399	495,630,607	¥ 830,430,168	¥ 521,270,799
Total current assets	309,058,380	2,143,937,990		1,965,152,188
Total assets	454,178,855	3,150,638,724		3,090,589,440	3,295,335,194
Current liabilities
Accrued expenses and other payables	6,863,796	47,614,155		80,201,926
Total liabilities	184,782,936	1,281,839,231		1,285,441,479
Total shareholders' equity	269,395,919	1,868,799,493		1,805,147,961	1,676,344,557	1,596,390,602
Total liabilities and shareholders' equity	454,178,855	3,150,638,724		3,090,589,440
New Borun
Current assets
Cash	21	146	$ 20	136	¥ 128	¥ 128
Amounts due from subsidiaries	35,250,419	244,532,160		244,532,160
Total current assets	35,250,440	244,532,306		244,532,296
Investments in subsidiaries	234,146,244	1,624,272,493		1,560,620,633
Total assets	269,396,684	1,868,804,799		1,805,152,929
Current liabilities
Accrued expenses and other payables	765	5,306		4,968
Total liabilities	765	5,306		4,968
Total shareholders' equity	269,395,919	1,868,799,493		1,805,147,961
Total liabilities and shareholders' equity	$ 269,396,684	¥ 1,868,804,799		¥ 1,805,152,929